Cover Page - shares	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2026
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-31909
Entity Registrant Name	ASPEN INSURANCE HOLDINGS LIMITED
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Waterloo House, 100 Pitts Bay Road,
Entity Address, City or Town	Pembroke
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
Entity Common Stock, Shares Outstanding (in shares)		91,893,366
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001267395
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Waterloo House, 100 Pitts Bay Road
Entity Address, City or Town	Pembroke
Contact Personnel Name	James A. Shea
Entity Address, Postal Zip Code	HM08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	278 0400
5.625% Perpetual Non-Cumulative Preference Shares
Document Information [Line Items]
Title of 12(b) Security	5.625% Perpetual Non-Cumulative Preference Shares
Trading Symbol	AHL PRD
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 5.625% Perpetual Non-Cumulative Preference Shares
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 5.625% Perpetual Non-Cumulative Preference Shares
Trading Symbol	AHL PRE
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 7.00% Perpetual Non-Cumulative Preference Shares
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 7.000% Perpetual Non-Cumulative Preference Shares
Trading Symbol	AHL PRF
Security Exchange Name	NYSE